SEMI-ANNUAL REPORT

                           (THE OSTERWEIS FUNDS LOGO)

                               THE OSTERWEIS FUND
                                       &
                                 THE OSTERWEIS
                             STRATEGIC INCOME FUND

                            For the Six Months Ended
                               September 30, 2002

                               SEMI-ANNUAL REPORT
                  For the six months ended September 30, 2002

October 23, 2002

Dear Shareholders,

During the third quarter ending September 30, 2002, The Osterweis Fund (the "Fund") suffered a loss of 9.30% compared to a 17.28% drop in the S&P 500 Index. For the calendar year-to-date, the Fund is down 15.86% compared to a 28.16% loss for the S&P 500 Index. While we are never pleased when we have to report a loss, we take considerable pride in the fact that we have been able to limit the Fund's decline to a fraction of that suffered by the broad market.

Taking a long-term view of performance we are even more encouraged. For the three-year period ended September 30, 2002, the Fund had a positive return of 2.32% per year compared to a negative 12.89% for the S&P 500 Index. For the five-year period ended September 30, 2002, the Fund had a positive 10.46% per year return versus a negative 1.63% for the S&P 500 Index. This five-year total return was the 2nd out of 177 funds within Lipper's Multi-Cap Core category, and according to the Wall Street Journal, put the Fund in 26th place out of all equity mutual funds, based on the Lipper data. The past five years have encompassed both rising and falling markets. Our strategy has enabled the Fund to handle both.

The stock market is now in its third year of decline, a trend not seen since 1939-1941. The economy is not recovering as robustly as some had forecasted, resulting in anemic corporate earnings. Other factors weighing on the stock market include recent memories of accounting malfeasance, tighter credit conditions and threat of war. While the overall stock market may not be a bargain, some individual stocks appear to be. While we cannot claim that a general stock market recovery is imminent, we feel that it is inevitable.

We are continuing to manage the Fund cautiously. But whereas three months ago we were most concerned about defense, today we are aggressively looking for investment opportunities in companies whose earnings prospects clearly seem to be improving but whose stocks have been pummeled. These situations are not easy to find, but they should prove quite rewarding when we can uncover them.

We thank all of our investors for your patience. Just as bull markets do not last forever, neither do bear markets. Patience should be rewarded.

In addition, we are pleased to announce that we recently launched a second mutual fund, The Osterweis Strategic Income Fund. As its name suggests, the new fund is income-oriented, and is invested in a broad range of bonds and dividend-paying stocks. The Fund is suitable for investors who seek current income and/or wish to diversify their investments beyond equities. Like our equity fund, The Osterweis Fund, the new income fund is not limited to a narrow style box. Instead of being limited to one class of bonds, it has the flexibility to invest in a variety of income-producing securities in an attempt to optimize returns over an entire interest rate cycle. If you are interested in learning more about the new fund, please call us.

With best regards,

/s/John S. Osterweis

John S. Osterweis

Opinions expressed above are those of John S. Osterweis and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

RESULTS SHOWN ARE PAST PERFORMANCE, WHICH SHOULD NOT BE REGARDED AS AN INDICATOR OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than the original investment.

Lipper Analytical Services, Inc. is an independent mutual fund research and rating service. Each Lipper average represents a universe of Funds with similar invest objectives. Lipper and Wall Street Journal rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales. The Wall Street Journal only considers the largest class of a fund's shares, and as a result, the total number of funds considered by Lipper may be larger. The Fund was not ranked by The Wall Street Journal for the one-year period. Lipper ranked The Osterweis Fund's one-year performance 48th out of 466 funds, and its five-year performance 2nd out of 177 funds, in the Multi-Cap Core category.

The Osterweis Fund's annualized total return for one-year, five years and since inception (October 1, 1993) for the periods ending September 30, 2002, were -10.24%, +10.46% and +12.36%, respectively, compared to -20.49%, -1.63%, and
+8.50% in the same periods for the S&P 500 Index. The S&P 500 Index is an unmanaged index which is widely regarded as the standard for measuring large-cap U.S. stock market performance. This index does not incur expenses and is not available for investment.

Must be preceded or accompanied by a prospectus. Please read it carefully before investing.

Quasar Distributors, LLC, Distributor.  12/02

THE OSTERWEIS FUND

SCHEDULE OF INVESTMENTS at September 30, 2002 (Unaudited)

SHARES                                                                VALUE
------                                                                -----
COMMON & PREFERRED STOCKS: 62.9%

BEVERAGES: 2.9%
     21,600    Anheuser-Busch
                 Cos., Inc.                                        $ 1,092,960
     20,000    PepsiCo, Inc.                                           739,000
                                                                   -----------
                                                                     1,831,960
                                                                   -----------

BROADCASTING/MEDIA: 5.6%
    182,000    Liberty Media Corp.*<F1>                              1,306,760
     50,000    ValueVision
                 International, Inc.*<F1>                              588,000
     46,800    Westwood One, Inc.*<F1>                               1,673,100
                                                                   -----------
                                                                     3,567,860
                                                                   -----------

BUSINESS SERVICES - MISCELLANEOUS: 5.1%
     57,800    Pitney Bowes, Inc.                                    1,762,322
     72,450    Viad Corp.                                            1,480,154
                                                                   -----------
                                                                     3,242,476
                                                                   -----------

COSMETICS: 1.4%
     28,000    International Flavors
                 & Fragrances Inc.                                     891,800
                                                                   -----------

COMMUNICATION - MISCELLANEOUS: 1.7%
    111,400    Moore Corp. Ltd.*<F1>                                 1,091,720
                                                                   -----------

CONSUMER SERVICES: 2.7%
    162,400    ServiceMaster Co.                                     1,762,040
                                                                   -----------

ENTERTAINMENT: 1.9%
     22,000    Six Flags, Inc., Pfd.                                   303,600
     22,839    Viacom, Inc.*<F1>                                       926,121
                                                                   -----------
                                                                     1,229,721
                                                                   -----------

FINANCIAL SERVICES - MISCELLANEOUS: 2.6%
     30,970    American International
                 Group, Inc.                                         1,694,059
                                                                   -----------

GAS PIPELINES: 3.0%
     53,600    Kinder Morgan, Inc.                                   1,900,120
                                                                   -----------

HEALTHCARE SERVICES: 3.0%
     85,000    Manor Care, Inc.*<F1>                                 1,910,800
                                                                   -----------

HOTELS & CASINOS: 3.4%
    128,800    Station Casinos, Inc.*<F1>                            2,190,888
                                                                   -----------

HOUSEHOLD PRODUCTS: 1.0%
     11,400    Kimberly-Clark Corp.                                    645,696
                                                                   -----------

INSURANCE - LIFE: 2.6%
     58,300    AmerUs Group Co.                                      1,653,388
                                                                   -----------

MEDICAL PRODUCTS: 6.5%
     64,400    Bausch & Lomb Inc.                                    2,136,148
     70,000    Becton, Dickinson
                 & Co.                                               1,988,000
      2,000    Zimmer Holdings, Inc.*<F1>                               76,680
                                                                   -----------
                                                                     4,200,828
                                                                   -----------

MULTI CHANNEL VIDEO: 2.4%
     90,000    Echostar
                 Communications
                 Corp.*<F1>                                          1,557,000
                                                                   -----------

OIL & GAS PRODUCERS: 4.5%
     38,800    KeySpan Corp.                                         1,299,800
     50,000    Western Gas
                 Resources Inc.                                      1,562,500
                                                                   -----------
                                                                     2,862,300
                                                                   -----------

OIL SERVICE: 0.5%
     86,400    Newpark
                 Resources, Inc.*<F1>                                  342,144
                                                                   -----------

PHARMACEUTICALS: 4.4%
     89,600    Durect Corp.*<F1>                                       277,760
     30,600    Forest
                 Laboratories, Inc.*<F1>                             2,509,506
     36,200    Nexmed, Inc.*<F1>                                        66,608
                                                                   -----------
                                                                     2,853,874
                                                                   -----------

POLLUTION CONTROL: 3.0%
     83,500    Waste
                 Management, Inc.                                    1,947,220
                                                                   -----------

SOFTWARE & SERVICES: 1.8%
     78,000    Convergys Corp.*<F1>                                  1,172,340
                                                                   -----------

RAILROADS: 2.9%
     78,600    Burlington Northern
                 Santa Fe Corp.                                      1,880,112
                                                                   -----------
TOTAL COMMON &
  PREFERRED STOCKS
  (cost $39,931,264)                                                40,428,346
                                                                   -----------
PRINCIPAL
AMOUNT
---------
BONDS AND NOTES: 18.9%

CONVERTIBLE BONDS: 8.7%
$ 1,700,000    Affymetrix Inc.,
                 4.75%, 2/15/07                                      1,364,250
  1,600,000    Amdocs Ltd.,
                 2.00%, 6/1/08                                       1,428,000
  1,725,000    Doubleclick Inc.,
                 4.75%, 3/15/06                                      1,436,063
  1,670,000    LSI Logic Corp.,
                 4.00%, 2/15/05                                      1,396,537
                                                                   -----------
                                                                     5,624,850
                                                                   -----------

CORPORATE BONDS: 6.4%
  1,000,000    FMC Corp.,
                 7.125%, 11/25/02                                      996,614
  2,055,000    GATX Capital Corp.,
                 8.25%, 9/1/03                                       2,040,633
  1,000,000    Heller Financial GE,
                 7.125%, 9/28/04                                     1,095,778
                                                                   -----------
                                                                     4,133,025
                                                                   -----------

U.S. GOVERNMENT AGENCIES:  3.8%
  1,800,000    Federal Home
                 Loan Bank,
                 4.50%, 4/25/03                                      1,829,826
    600,000    Federal Home
                 Loan Bank,
                 3.00%, 9/27/07                                        600,000
                                                                   -----------
                                                                     2,429,826
                                                                   -----------
TOTAL BONDS AND NOTES
  (cost $12,229,440)                                                12,187,701
                                                                   -----------

SHORT-TERM INVESTMENT: 19.5%
 12,556,228    Federated Cash
                 Trust Treasury
                 Money Market
                 (cost $12,556,228)                                 12,556,228
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $64,716,932)+<F2>:  101.3%                                  65,172,275
Liabilities in excess of
  Other Assets:  (1.3)%                                               (867,527)
                                                                   -----------
NET ASSETS: 100.0%                                                 $64,304,748
                                                                   -----------
                                                                   -----------

*<F1> Non-income producing security.
+<F2> At September 30, 2002, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:
      Gross unrealized appreciation                                $ 4,581,978
      Gross unrealized depreciation                                 (4,126,635)
                                                                   -----------
      Net unrealized appreciation                                  $   455,343
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

THE OSTERWEIS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS at September 30, 2002 (Unaudited)

PRINCIPAL
AMOUNT                                                                VALUE
---------                                                             -----
BONDS AND NOTES: 84.0%

CONVERTIBLE BONDS: 36.8%
   $ 10,000    Affymetrix, Inc.,
                 5.00%, 10/1/06                                     $    8,538
    250,000    Amdocs Ltd.,
                 2.00%, 6/1/08                                         223,125
    700,000    Cox Communications
                 Inc., 0.348%, 2/23/21                                 487,375
     20,000    DoubleClick Inc.,
                 4.75%, 3/15/06                                         16,650
    260,000    Genesco Inc.,
                 5.50%, 4/15/05                                        237,900
    325,000    LSI Logic Corp.,
                 4.25%, 3/15/04                                        301,438
     15,000    ONI Systems Corp.,
                 5.00%, 10/15/05                                        11,175
    330,000    Quantum Corp.,
                 7.00%, 8/1/04                                         254,100
    365,000    RF Micro Devices,
                 Inc., 3.75%, 8/15/05                                  275,119
                                                                    ----------
                                                                     1,815,420
                                                                    ----------

CORPORATE BONDS: 37.1%
    250,000    Bausch & Lomb Inc.,
                 6.375%, 8/1/03                                        249,400
    250,000    FMC Corp.,
                 7.125%, 11/25/02                                      249,154
    300,000    GATX Capital Corp.,
                 6.875%, 11/1/04                                       283,800
    300,000    Goodyear Tire &
                 Rubber Co.,
                 8.125%, 3/15/03                                       298,530
    250,000    ITT Industries, Inc.,
                 6.75%, 11/15/03                                       249,375
    500,000    J.C. Penney Co., Inc.,
                 6.90%, 8/15/26                                        502,500
                                                                    ----------
                                                                     1,832,759
                                                                    ----------

U.S. GOVERNMENT AGENCIES:  10.1%
    500,000    Federal Home Loan
                 Bank, 3.00%, 9/27/07                                  500,000
                                                                    ----------
TOTAL BONDS AND NOTES
  (cost $4,182,534)                                                  4,148,179
                                                                    ----------

SHORT-TERM INVESTMENT: 25.5%
 $1,257,554    Federated Cash
                 Trust Treasury
                 Money Market
                 (cost $1,257,554)                                   1,257,554
                                                                    ----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $5,440,088)+<F3>: 109.5%                                     5,405,733
Liabilities in excess
  of Other Assets: (9.5)%                                             (467,552)
                                                                    ----------
NET ASSETS: 100.0%                                                  $4,938,181
                                                                    ----------
                                                                    ----------

+<F3> At September 30, 2002, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:
       Gross unrealized appreciation                                $       --
       Gross unrealized depreciation                                   (34,555)
                                                                    ----------
       Net unrealized depreciation                                  $  (34,555)
                                                                    ----------
                                                                    ----------

See accompanying Notes to Financial Statements.

THE OSTERWEIS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2002 (Unaudited)

                                                                   OSTERWEIS
                                                   OSTERWEIS   STRATEGIC INCOME
                                                      FUND         FUND*<F4>
                                                   ---------   ----------------
ASSETS
   Investments in securities, at value
     (cost $64,716,932 and
     $5,440,088, respectively)                    $65,172,275      $5,405,733
   Receivables:
       Cash                                           117,436              --
       Fund shares sold                               229,754              --
       Due from adviser                                    --          15,994
       Dividends and interest                         153,265          47,553
   Prepaid expenses                                    10,132              --
   Other assets                                         2,582              --
                                                  -----------      ----------
           Total assets                            65,685,444       5,469,280
                                                  -----------      ----------

LIABILITIES
   Payables:
       Securities purchased                         1,286,767         509,859
       Due to adviser                                  45,552              --
   Administration fees                                 18,947           2,877
   Accrued expenses and other liabilities              29,430          18,363
                                                  -----------      ----------
           Total liabilities                        1,380,696         531,099
                                                  -----------      ----------

   NET ASSETS                                     $64,304,748      $4,938,181
                                                  -----------      ----------
                                                  -----------      ----------

   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE ($64,304,748/3,974,027
     and $4,938,181/496,100, respectively
     shares outstanding; unlimited number
     of shares authorized without par value)           $16.18           $9.95
                                                       ------           -----
                                                       ------           -----

COMPONENTS OF NET ASSETS
   Paid-in capital                                $67,744,151      $4,961,000
   Accumulated net investment income                  584,742           8,441
   Accumulated net realized gain (loss)
     on investments                                (4,479,488)          3,095
   Net unrealized appreciation
     (depreciation) on investments                    455,343         (34,355)
                                                  -----------      ----------
       Net assets                                 $64,304,748      $4,938,181
                                                  -----------      ----------
                                                  -----------      ----------

*<F4>  Fund commenced operations on August 30, 2002.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS For the Six Months Ended September 30, 2002
(Unaudited)

                                                                   OSTERWEIS
                                                   OSTERWEIS   STRATEGIC INCOME
                                                      FUND         FUND*<F5>
                                                   ---------   ----------------
INVESTMENT INCOME
   Income
       Interest                                  $    650,112        $ 13,938
       Dividends                                      224,089              --
                                                 ------------        --------
           Total Income                               874,201          13,938
                                                 ------------        --------

   Expenses
       Advisory fees                                  343,340           3,664
       Administration fees                             64,035           2,877
       Transfer agent fees                             15,633           2,907
       Fund accounting fees                            14,044           6,050
       Registration fees                               12,193           2,440
       Audit fees                                      11,460           2,788
       Custody fees                                     6,740             718
       Trustee fees                                     5,838             861
       Reports to shareholders                          4,146           1,220
       Legal fees                                       2,653           1,149
       Insurance expense                                1,303             122
       Miscellaneous                                    2,341             359
                                                 ------------        --------
           Total expenses                             483,726          25,155
           Less:  fees waived and
             expenses absorbed                             --         (19,658)
                                                 ------------        --------
           Net expenses                               483,726           5,497
                                                 ------------        --------
               NET INVESTMENT INCOME                  390,475           8,441
                                                 ------------        --------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized gain (loss)
     on investments                                (3,363,626)          3,095
   Change in net unrealized
     depreciation on investments                  (11,040,216)        (34,355)
                                                 ------------        --------
   Net realized and unrealized loss
     on investments                               (14,403,842)        (31,260)
                                                 ------------        --------
   NET DECREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                             $(14,013,367)       $(22,819)
                                                 ------------        --------
                                                 ------------        --------

*<F5>  Fund commenced operations on August 30, 2002.

See accompanying Notes to Financial Statements.

THE OSTERWEIS FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                    SIX MONTHS ENDED            YEAR ENDED
                                                SEPTEMBER 30, 2002#<F7>       MARCH 31, 2002
                                                -----------------------       --------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net investment income                              $   390,475              $   194,564
   Net realized loss on investments                    (3,363,626)              (1,115,862)
   Change in net unrealized depreciation
     on investments                                   (11,040,216)                (887,586)
                                                      -----------              -----------
   Net decrease in net assets
     resulting from operations                        (14,013,367)              (1,808,884)
                                                      -----------              -----------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                  --                 (146,295)
   From net realized gain                                      --                 (615,085)
                                                      -----------              -----------
        Total distributions to shareholders                    --                 (761,380)
                                                      -----------              -----------

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from
     net change in outstanding shares (a)<F6>           8,635,444               19,388,089
                                                      -----------              -----------
        Total increase (decrease) in net assets        (5,377,923)              16,817,825
                                                      -----------              -----------

NET ASSETS
   Beginning of period                                 69,682,671               52,864,846
                                                      -----------              -----------
   End of period                                      $64,304,748              $69,682,671
                                                      -----------              -----------
                                                      -----------              -----------
   Accumulated net investment income                  $   584,742              $   194,267
                                                      -----------              -----------
                                                      -----------              -----------

(a)<F6>  A summary of capital share transactions is as follows:

                         SIX MONTHS ENDED                 YEAR ENDED
                      SEPTEMBER 30, 2002#<F7>           MARCH 31, 2002
                      -----------------------           --------------
                        Shares        Value          Shares         Value
                        ------        -----          ------         -----
Shares sold            1,057,927   $19,346,110     1,231,563     $24,706,533
Shares issued in
  reinvestment
  of distributions            --            --        39,384         724,272
Shares redeemed         (601,548)  (10,710,666)     (304,496)     (6,042,716)
                       ---------   -----------     ---------     -----------
Net increase             456,379   $ 8,635,444       966,451     $19,388,089
                       ---------   -----------     ---------     -----------
                       ---------   -----------     ---------     -----------

#<F7>  Unaudited.

See accompanying Notes to Financial Statements.

THE OSTERWEIS STRATEGIC INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED
                                                  SEPTEMBER 30, 2002#<F9>*<F10>
                                                  -----------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net investment income                                    $    8,441
   Net realized gain on investments                              3,095
   Change in net unrealized depreciation
     on investments                                            (34,355)
                                                            ----------
   Net decrease in net assets resulting from operations        (22,819)
                                                            ----------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                       --
   From net realized gain                                           --
                                                            ----------
        Total distributions to shareholders                         --
                                                            ----------

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from
     net change in outstanding shares (a)<F8>                4,961,000
                                                            ----------
        Total increase in net assets                         4,938,181
                                                            ----------

NET ASSETS
   Beginning of period                                              --
                                                            ----------
   End of period                                            $4,938,181
                                                            ----------
                                                            ----------
   Accumulated net investment income                        $    8,441
                                                            ----------
                                                            ----------

(a)<F8>  A summary of capital share transactions is as follows:

                                                           PERIOD ENDED
                                                     SEPTEMBER 30, 2002#<F9>
                                                     -----------------------
                                                     Shares            Value
                                                     ------            -----
Shares sold                                         496,100          $4,961,000
Shares redeemed                                        --                --
                                                    -------          ----------
Net increase                                        496,100          $4,961,000
                                                    -------          ----------
                                                    -------          ----------

 #<F9>  Unaudited.
*<F10>  Fund commenced operations on August 30, 2002.

See accompanying Notes to Financial Statements.

THE OSTERWEIS FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                          SIX MONTHS ENDED                           YEAR ENDED MARCH 31,
                                           SEPTEMBER 30,
                                             2002#<F11>        2002           2001           2000           1999           1998
                                          ----------------     ----           ----           ----           ----           ----
Net asset value,
  beginning of period                          $19.81         $20.72         $26.93         $17.97         $16.99         $12.88
                                               ------         ------         ------         ------         ------         ------

INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income (loss)                                  0.09           0.05           0.07          (0.10)         (0.04)          0.02
Net realized and
  unrealized gain (loss)
  on investments                                (3.72)         (0.70)         (1.74)         11.04           2.62           5.61
                                               ------         ------         ------         ------         ------         ------
Total from investment
  operations                                    (3.63)         (0.65)         (1.67)         10.94           2.58           5.63
                                               ------         ------         ------         ------         ------         ------

LESS DISTRIBUTIONS:
From net
  investment income                                --          (0.05)         (0.01)            --             --          (0.05)
From net realized gain                             --          (0.21)         (4.53)         (1.98)         (1.60)         (1.47)
                                               ------         ------         ------         ------         ------         ------
Total distributions                                --          (0.26)         (4.54)         (1.98)         (1.60)         (1.52)
                                               ------         ------         ------         ------         ------         ------
Net asset value,
  end of period                                $16.18         $19.81         $20.72         $26.93         $17.97         $16.99
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------

Total return                                   (18.32)%^<F13>  (3.04)%        (6.38)%        63.16%         17.20%         45.77%

RATIO/SUPPLEMENTAL DATA:
Net assets, end of
  period (millions)                             $64.3          $69.7          $52.9          $48.0          $25.1          $22.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
  expenses absorbed                              1.41%+<F12>    1.43%          1.45%          1.45%          1.69%          1.67%
After fees absorbed
  or recouped                                    1.41%+<F12>    1.43%          1.45%          1.57%          1.75%          1.75%

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS:
Before fees waived and
  expenses absorbed                              1.14%+<F12>    0.33%          0.37%         (0.36)%        (0.21)%         0.21%
After fees waived and
  expenses absorbed                              1.14%+<F12>    0.33%          0.37%         (0.48)%        (0.27)%         0.13%
Portfolio turnover rate                         20.56%^<F13>   48.85%         31.77%         38.58%         31.19%         26.27%

#<F11>  Unaudited.
+<F12>  Annualized.
^<F13>  Not annualized.

See accompanying Notes to Financial Statements.

THE OSTERWEIS STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

                                                               PERIOD ENDED
                                                              SEPTEMBER 30,
                                                             2002#<F14>*<F17>
                                                             ----------------
Net asset value, beginning of period                              $10.00
                                                                  ------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                        0.02
Net realized and unrealized gain (loss) on investments             (0.07)
                                                                  ------
Total from investment operations                                   (0.05)
                                                                  ------

LESS DISTRIBUTIONS:
From net investment income                                            --
From net realized gain                                                --
                                                                  ------
Total distributions                                                   --
                                                                  ------
Net asset value, end of period                                    $ 9.95
                                                                  ------
                                                                  ------

Total return                                                       (0.50)%^<F16>

RATIO/SUPPLEMENTAL DATA:
Net assets, end of period (millions)                                $4.9

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed                            6.86%+<F15>
After fees absorbed or recouped                                     1.50%+<F15>

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed                          (3.06)%+<F15>
After fees waived and expenses absorbed                             2.30%+<F15>
Portfolio turnover rate                                             8.42%^<F16>

#<F14>  Unaudited.
+<F15>  Annualized.
^<F16>  Not annualized.
*<F17>  Fund commenced operations on August 30, 2002.

See accompanying Notes to Financial Statements.

THE OSTERWEIS FUNDS

NOTES TO FINANCIAL STATEMENTS - (Unaudited)

NOTE 1 - ORGANIZATION

  The Osterweis Fund and The Osterweis Strategic Income Fund (the "Funds") are diversified and non-diversified series, respectively, of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The investment objective of The Osterweis Fund is to attain long-term total returns. The Fund also seeks to achieve its objective by investing primarily in equity securities. The investment objective of The Osterweis Strategic Income Fund is to attain current income consistent with a moderate level of capital appreciation. The Osterweis Funds began operations on October 1, 1993 and August 30, 2002, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States.

  A. Security Valuation. Investments in securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on the last business day of the period; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith under procedures adopted by the Board of Trustees of the Trust. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

  B. Federal Income Taxes. The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders. Therefore, no federal income tax provision is required.

  C. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Bond premiums and discounts are amortized using the interest method.

  D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

  For the period ended September 30, 2002, investment advisory services were provided to The Osterweis Fund by Osterweis Capital Management, Inc. and to The Osterweis Strategic Income Fund by Osterweis Capital Management, LLC (the "Advisers") under separate Investment Advisory Agreements. The Advisers furnish all investment advice, office space, facilities, and most of the personnel needed by the Funds. As compensation for their services, the Advisers are entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. For the period ended September 30, 2002, The Osterweis Fund and The Osterweis Strategic Income Fund incurred $343,340 and $3,664, respectively, in Advisory fees. Additionally, Osterweis Capital Management, LLC has voluntarily waived its fees of $3,664 and absorbed expenses of $15,994 for The Osterweis Strategic Income Fund.

  U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     Under $15 million       $30,000
     $15 to $50 million 0.20% of average daily net assets $50 to $100 million 0.15% of average daily net assets $100 to $150 million 0.10% of average daily net assets
     Over $150 million       0.05% of average daily net assets

  For the period ended September 30, 2002, The Osterweis Fund and The Osterweis Strategic Income Fund incurred Administration fees of $64,035 and $2,877, respectively. Quasar Distributors, LLC, serves as principal underwriter for shares of The Osterweis Fund, and acts as each Fund's distributor in a continuous public offering of each Fund's shares. T.O. Richardson Securities, Inc. serves as principal underwriter for shares of The Osterweis Strategic Income Fund. U.S. Bank, N.A. serves as the Funds' custodian (the "Custodian"). Both the Distributor and Custodian are affiliates of the Administrator.

  Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor. As of September 30, 2002, the Fund shares owned by the Fund's Adviser and its affiliates for The Osterweis Fund and Osterweis Strategic Income Fund totaled 346,504 of 3,974,027 shares outstanding and 496,100 of 496,100 shares outstanding, respectively.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

  For the period ended September 30, 2002, the cost of purchases and the proceeds from sales of securities, other than U.S. Government and Government Agency obligations and short-term investments, for The Osterweis Fund and The Osterweis Strategic Income Fund were $20,078,239 and $12,015,316, and $3,035,656 and $164,036, respectively.

  During the period ended September 30, 2002, the cost of purchases and the proceeds from sales of U.S. Government and Government Agency obligations, excluding short-term investments, for The Osterweis Fund and The Osterweis Strategic Income Fund were $600,000 and $0, and $500,000 and $0, respectively.

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

  The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request.

                                                        INDEPENDENT TRUSTEES
                                                        --------------------

                                      TERM OF        PRINCIPAL                         # OF FUNDS     OTHER
                         POSITION     OFFICE AND     OCCUPATION                        IN COMPLEX     DIRECTORSHIPS
NAME, AGE                HELD WITH    LENGTH OF      DURING PAST                       OVERSEEN BY    HELD BY
AND ADDRESS              THE TRUST    TIME SERVED    FIVE YEARS                        TRUSTEE        TRUSTEE
-----------              ---------    -----------    -----------                       -----------    -------------
Dorothy A. Berry         Chairman     Indefinite     Talon Industries                  19             Not
(Born 1943)              and          Term           (administrative,                                 Applicable
615 E. Michigan St.      Trustee                     management & business
Milwaukee, WI  53202                  Since          consulting); formerly
                                      May 1991       Chief Operating Officer,
                                                     Integrated Assets
                                                     Management (investment
                                                     advisor and manager) and
                                                     formerly President, Value
                                                     Line, Inc., (investment
                                                     advisory & financial
                                                     publishing firm).

Wallace L. Cook          Trustee      Indefinite     Retired; formerly Senior          19             Not
(Born 1939)                           Term           Vice President, Rockefeller                      Applicable
615 E. Michigan St.                                  Trust Co.; Financial
Milwaukee, WI  53202                  Since          Counselor, Rockefeller
                                      May 1991       & Co.

Carl A. Froebel          Trustee      Indefinite     Private Investor;  formerly       19             Not
(Born 1938)                           Term           Managing Director,                               Applicable
615 E. Michigan St.                                  Premier Solutions, Ltd.;
Milwaukee, WI  53202                  Since          formerly President and
                                      May 1991       Founder, National Investor
                                                     Data Services, Inc.
                                                     (investment related
                                                     computer software).

Ashley T. Rabun          Trustee      Indefinite     Founder and Chief                 19             Trustee,
(Born 1952)                           Term           Executive Officer,                               E*TRADE
615 E. Michigan St.                                  InvestorReach, Inc.,
Milwaukee, WI  53202                  Since          (financial services
                                      May 2002       marketing and
                                                     distribution consulting);
                                                     formerly Partner and
                                                     Director, Nicholas-Applegate
                                                     Capital Management,
                                                     (investment management).

Rowley W.P. Redington    Trustee      Indefinite     President; Intertech              19             Not
(Born 1944)                           Term           Computer Services Corp.                          Applicable
615 E. Michigan St.                                  (consumer electronics
Milwaukee, WI  53202                  Since          and computer service and
                                      May 1991       marketing); formerly Vice
                                                     President, PRS of New
                                                     Jersey, Inc. (management
                                                     consulting), and Chief
                                                     Executive Officer, Rowley
                                                     Associates (consultants).

                                                  INTERESTED TRUSTEES AND OFFICERS
                                                  --------------------------------

Steven J. Paggioli       Trustee      Indefinite     Consultant, U.S. Bancorp          19             Trustee,
(Born 1950)                           Term           Fund Services, LLC since                         Managers
915 Broadway                                         July, 2001; formerly                             Funds.
New York, NY  10010                   Since          Executive Vice President,
                                      May 1991       Investment Company
                                                     Administration, LLC
                                                     ("ICA") (mutual fund
                                                     administrator and the
                                                     Fund's former administrator).

Robert M. Slotky         President    Indefinite     Vice President, U.S.                             Not
(Born 1947)                           Term           Bancorp Fund Services,                           Applicable
2020 E. Financial Way,                               LLC since July, 2001;
Suite 100                             Since          formerly, Senior Vice
Glendora, CA  91741                   August 2002    President, ICA (May
                                                     1997-July 2001.

Eric W. Falkeis          Treasurer    Indefinite     Vice President, U.S.                             Not
(Born 1973)                           Term           Bancorp Fund Services,                           Applicable
615 E. Michigan St.                                  LLC since 1997; Chief
Milwaukee, WI  53202                  Since          Financial Officer, Quasar
                                      August 2002    Distributors, LLC, since
                                                     2000.

Chad E. Fickett          Secretary    Indefinite     Compliance Administrator,                        Not
(Born 1973)                           Term           U.S. Bancorp Fund                                Applicable
615 E. Michigan St.                                  Services, LLC since July,
Milwaukee, WI  53202                  Since          2000.
                                      March 2002

                                    Adviser
                       OSTERWEIS CAPITAL MANAGEMENT, INC.
                         One Maritime Plaza, Suite 800
                            San Francisco, CA  94111

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                             Cincinnati, OH  45201

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                                  P.O. Box 701
                           Milwaukee, WI  53201-0701

                              Independent Auditors
                               ERNST & YOUNG LLP
                           725 South Figueroa Street
                             Los Angeles, CA  90017

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                         San Francisco, CA  94105-3441